Supplement Dated January 6, 2025

to the Thrivent Mid Cap Growth Fund Summary Prospectus, Thrivent Mutual Funds Prospectus, and Thrivent Mutual Funds Statement of Additional Information, each dated February 28, 2024

Effective immediately, Matthew D. Finn, CFA has been named as a portfolio manager of Thrivent Mid Cap Growth Fund (the “Fund”) and Siddharth Sinha, CFA is no longer a portfolio manager of the Fund. Mark C. Militello, CFA will continue to serve as a portfolio manager of the Fund.

Please include this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information.

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